Annual Total Returns[BarChart] - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	4.75%	2.39%	(2.13%)	(1.32%)	(0.45%)	2.99%	0.64%	0.19%	4.84%	5.42%